Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Taxes
Schedule of deferred tax assets (liabilities) - noncurrent

	2021	Statement of operations	Shareholders’ Equity and Others(*)	2022	Statement of operations	Shareholders’ Equity and Others(*)	2023
Deferred taxes assets – GOL and Smiles Argentina
Income tax losses carry forward	50,385	4,534	-	54,919	(54,919)	-	-
Negative basis of social contribution	18,137	1,633	-	19,770	(19,770)	-	-
Temporary differences:
Provision for loss with other credits	7,132	(4,958)	-	2,174	(2,021)	-	153
Provision for legal proceedings and tax obligations	(94)	139	-	45	(45)	-	-
Others	239	99	5	343	(3,243)	2,902	2
Total deferred taxes – assets	75,799	1,447	5	77,251	(79,998)	2,902	155
Deferred taxes assets (liabilities) – GLA

Temporary differences:
Slots	(353,226)	-	-	(353,226)	-	-	(353,226)
Depreciation of engines and parts for aircraft maintenance	(202,522)	(25,356)	-	(227,878)	(118,837)	-	(346,715)
Breakage provision	(197,246)	(102,783)	-	(300,029)	(96,009)	-	(396,038)
Goodwill amortization for tax purposes	(143,297)	(46,914)	-	(190,211)	(46,915)	-	(237,126)
Derivative transactions	(502)	22,687	-	22,185	13,238	-	35,423
Allowance for expected loss on trade receivable and other credits	209,141	(8,351)	-	200,790	(133,097)	-	67,693
Provision for aircraft and engine return	310,746	(4,597)	-	306,149	90,453	-	396,602
Provision for legal proceedings and tax liabilities	243,826	31,057	-	274,883	16,710	-	291,593
Aircraft leases and others	84,500	102,755	-	187,255	86,716	-	273,971
Others	48,169	(4,441)	-	43,728	25,578	-	69,306
Total deferred taxes – liabilities	(411)	(35,943)	-	(36,354)	(162,163)	-	(198,517)
Total effect of deferred taxes - Income (Expenses)	-	(34,496)	-	-	(242,161)
(*)	Exchange rate change recognized in other comprehensive income.

Schedule of tax losses and negative bases of social contribution

	2023	2022
Accumulated income tax losses	15,041,786	14,989,912
Potential tax credit	5,114,207	5,096,570

Schedule of reconciliation of income taxes expense

	2023	2022	2021

Loss before income tax and social contribution	(956,781)	(1,517,675)	(7,376,227)
Combined tax rate	34%	34%	34%
Income at the statutory tax rate	325,306	516,010	2,507,917

Adjustments to calculate the effective tax rate:
Tax rate difference on the results of offshores subsidiaries	(532,269)	(26,841)	(171,981)
Non-deductible expenses, net	(354,762)	(270,066)	(118,734)
Exchange rate change on foreign investments	(174,633)	46,239	(82,085)
Tax Benefit	136,819	194,588	-
Benefit (not constituted) on tax loss, negative basis and temporary differences	334,061	(503,728)	(1,942,695)
Total income tax	(265,478)	(43,798)	192,422

Income tax and social contribution
Current	(23,317)	(9,302)	(48,862)
Deferred	(242,161)	(34,496)	241,284
Total income (loss) taxes	(265,478)	(43,798)	192,422